Decommissioning and Other Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of change in decommissioning and other provision balances
The change in decommissioning and other provision balances is as follows:

	Decommissioning and restoration	Other provisions	Total
Dec. 31, 2023	656	33	689
Liabilities acquired (Note 4)	101	55	156
Liabilities incurred	6	12	18
Liabilities settled	(41)	(4)	(45)
Accretion (Note 10)	50	—	50
Transfer to accounts payable	—	(31)	(31)
Transfer to assets held for sale (Note 18)	(1)	—	(1)
Revisions in estimated cash flows	21	20	41
Revisions in discount rates	35	—	35
Change in foreign exchange rates	21	—	21
Balance, Dec. 31, 2024	848	85	933
Liabilities incurred	—	18	18
Liabilities settled	(39)	(51)	(90)
Accretion (Note 10)	53	4	57
Transfer to assets held for sale (Note 18)	(6)	—	(6)
Revisions in estimated cash flows	(71)	19	(52)
Revisions in discount rates	63	1	64
Reversals	—	(17)	(17)
Change in foreign exchange rates	(16)	—	(16)
Balance, Dec. 31, 2025	832	59	891

Included in the Consolidated Statements of Financial Position as:
As at	Dec. 31, 2025	Dec. 31, 2024
Current portion	84	83
Non-current portion	807	850
Total decommissioning and other provisions	891	933